ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Dec. 31, 2025	Aug. 22, 2025	May 05, 2025	Dec. 31, 2024
Common stock shares issued	89,687,500			89,687,500
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Sale and Purchase Agreement [Member]
Common stock shares issued			75,000,000
Common stock par value			$ 0.0001
New Century International Homes Pte. Ltd. [Member]
Ownership percentage			100.00%